Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000213294 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000213294 | 16411243
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000213294 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000213294 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000213294 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000213294 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213294 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213294 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213294 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213294 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213294 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030494 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000030494 | 16411243
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000030494 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000030494 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000030494 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030494 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030494 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030494 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030494 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030494 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030494 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157746 | California
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000157746 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000157746 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157746 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157746 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157746 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157746 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157746 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157746 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157746 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157746 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157746 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157746 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157746 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000157746 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157746 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	6.60%
C000157746 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157746 | AAA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000157746 | AA
Holdings [Line Items]
Percent of Total Investments	43.20%
C000157746 | A
Holdings [Line Items]
Percent of Total Investments	25.20%
C000157746 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000157746 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157746 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000030490 | California
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030490 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030490 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030490 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030490 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030490 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030490 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030490 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030490 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030490 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030490 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030490 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030490 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030490 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000030490 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030490 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	6.60%
C000030490 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030490 | AAA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000030490 | AA
Holdings [Line Items]
Percent of Total Investments	43.20%
C000030490 | A
Holdings [Line Items]
Percent of Total Investments	25.20%
C000030490 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000030490 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030490 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000030492 | California
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030492 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030492 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030492 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030492 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030492 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030492 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030492 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030492 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030492 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030492 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030492 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030492 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030492 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000030492 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030492 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	6.60%
C000030492 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030492 | AAA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000030492 | AA
Holdings [Line Items]
Percent of Total Investments	43.20%
C000030492 | A
Holdings [Line Items]
Percent of Total Investments	25.20%
C000030492 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000030492 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030492 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202546 | California
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000202546 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202546 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202546 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202546 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202546 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202546 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202546 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202546 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202546 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202546 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202546 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202546 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202546 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000202546 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202546 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202546 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000202546 | AAA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202546 | AA
Holdings [Line Items]
Percent of Total Investments	43.20%
C000202546 | A
Holdings [Line Items]
Percent of Total Investments	25.20%
C000202546 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202546 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202546 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000084883 | California
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084883 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084883 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084883 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084883 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084883 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084883 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084883 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084883 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084883 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084883 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084883 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084883 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084883 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000084883 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084883 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	6.60%
C000084883 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084883 | AAA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000084883 | AA
Holdings [Line Items]
Percent of Total Investments	43.20%
C000084883 | A
Holdings [Line Items]
Percent of Total Investments	25.20%
C000084883 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000084883 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000084883 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000083494 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000083494 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000083494 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083494 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083494 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000083494 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083495 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000083495 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000083495 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083495 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083495 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000083495 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083498 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000083498 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000083498 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000083498 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083498 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000083498 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000083498 | Global Credit - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000083498 | Linkers
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000083499 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000083499 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000083499 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000083499 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083499 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000083499 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000083499 | Global Credit - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000083499 | Linkers
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000083496 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000083496 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000083496 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083496 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083496 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000083496 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083497 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000083497 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000083497 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083497 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083497 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000083497 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083500 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000083500 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000083500 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083500 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083500 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000083500 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083501 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000083501 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000083501 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083501 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083501 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000083501 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%